Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payment arrangements
Schedule of fair value assumptions

	December 31,
	2022		2021
Fair value at grant date	$3.79		$9.38
Share price at grant date	$6.67		$14.63
Exercise price	$6.42		$13.49
Expected volatility	70.4%		76.5%
Expected life	5.4	years	9.5	years
Expected dividends	—%		—%
Risk-free interest rate (based on government bonds)	1.23%		0.15%

Total intrinsic value of options exercised (in 000s)	$7,628		$70,876
Total fair value of shares vested (in 000s)	$24,977		$13,504
Aggregate intrinsic value of shares outstanding at the end of the period (in 000s)	$28,529		$83,198
Weighted-average remaining contractual term - shares exercisable	4.6	years	5.7	years
Weighted-average remaining contractual term - shares outstanding and vested	5.2	years	5.9	years

Schedule of stock option activity

		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
	2022	2022	2021	2021
Outstanding at January 1	23,578,470	$6.76	25,908,778	$4.14
Forfeited during the year	(1,834,219)	12.89	(1,314,134)	8.61
Expired during the year	(821,945)	3.28	(123,666)	7.52
Exercised during the year	(1,269,953)	0.41	(5,849,945)	1.37
Granted during the year	4,713,315	6.67	4,957,437	14.63
Outstanding at December 31	24,365,668	$6.73	23,578,470	$6.76
Options exercisable at December 31	15,761,157	$5.67	15,876,940	$4.48

Schedule of restricted stock units activity

	Number of RSUs
	2022	2021
Outstanding at January 1	2,876,413	2,452,338
Forfeited during the year	(899,951)	(474,662)
Released during the year	(1,511,438)	(1,224,466)
Granted during the year	3,827,631	2,123,203
Outstanding at December 31	4,292,655	2,876,413
RSUs vested at December 31	—	—